Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of major related parties

Names of related parties	Relationship with the Company
Sinopec Group	Ultimate parent company
JYJC	Joint venture of the Group
BOC	Joint venture of the Group
Yangu Gas	Joint venture of the Group
Azbil	Associate of the Group
Chemical Industry	Associate of the Group
Jinsen	Associate of the Group
Secco	Associate of the Group
Shanghai Chemical Industry Park Logistics Company Limited	Associate of the Group
Shanghai Jinhuan Petroleum Naphthalene Development Company Limited	Associate of the Group
Shanghai Nam Kwong Petro-Chemical Company Limited	Associate of the Group
Shidian Energy	Associate of the Group
Pinghu Port	Associate of the Group
Anqing Refinery Shuguang Oxo Company Limited	Subsidiary of the immediate parent company
BASF Gao-Qiao Performance Chemicals (Shanghai) Company Limited	Subsidiary of the immediate parent company
China International United Petroleum and Chemical Company Limited	Subsidiary of the immediate parent company
China Petrochemical International (Nanjing) Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Beijing Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Ningbo Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Shanghai Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Tianjin Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Wuhan Company Limited	Subsidiary of the immediate parent company
China Petrochemical Technology Company Limited	Subsidiary of the immediate parent company
China Yanshan United Foreign Trade Co., Ltd.	Subsidiary of the immediate parent company
Dalian Frip Science and Technology Company Limited	Subsidiary of the immediate parent company
Epec Commercial Factoring Company Limited	Subsidiary of the immediate parent company
Epec E-commerce Co., Ltd.	Subsidiary of the immediate parent company
Fujian Gulei Petrochemical Company Limited	Subsidiary of the immediate parent company
Fujian Refining & Petrochemical Company Limited (FREP)	Subsidiary of the immediate parent company
Nanjing Yangzi Petrochemical Rubber Company Limited	Subsidiary of the immediate parent company
Ningbo Minggang Gas Company Limited	Subsidiary of the immediate parent company
Ningbo Eastsea Linefan Technology Company Limited	Subsidiary of the immediate parent company
Petro-CyberWorks Information Technology Company Limited	Subsidiary of the immediate parent company
Qingdao Sinosun Management System Certification Center Company Limited	Subsidiary of the immediate parent company
Rizhao Shihua Crude Oil Terminal Co., Ltd.	Subsidiary of the immediate parent company
Shanghai Jinshan Trading Corporation	Subsidiary of the immediate parent company
Shanghai KSD Bulk Solids Engineering Company Limited	Subsidiary of the immediate parent company
Shanghai Leader Catalyst Company Limited	Subsidiary of the immediate parent company
Shengli Oil Field Exploration And Development Research Institute	Subsidiary of the immediate parent company
Sinopec Baling Petrochemical Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Beijing Research Institute of Chemical Industry	Subsidiary of the immediate parent company
Sinopec Catalyst Company Limited	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding (Hong Kong) Company Limited	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding Company Limited	Subsidiary of the immediate parent company
Sinopec Chemical Sales (Guangdong) Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Dalian (Fushun) Research Institute of Petroleum and Petrochemicals	Subsidiary of the immediate parent company
Sinopec Europe Company Limited	Subsidiary of the immediate parent company
Sinopec Fuel Oil Sales Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Honeywell (Tianjin) Company Limited	Subsidiary of the immediate parent company
Sinopec International (Singapore) Pte. Ltd.	Subsidiary of the immediate parent company
Sinopec Japan Company Limited	Subsidiary of the immediate parent company
Sinopec Lubricant Co., Ltd. Shanghai Research Institute	Subsidiary of the immediate parent company
Sinopec Lubricating Oil Shanghai Research Institute Company Limited	Subsidiary of the immediate parent company
Sinopec Materials & Equipment (East China) Company Limited	Subsidiary of the immediate parent company
Sinopec Nanguang (Shanghai) Industrial Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Petroleum Sales Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Refinery Product Sales Company Limited	Subsidiary of the immediate parent company
Sinopec Research Institute of Petroleum Processing	Subsidiary of the immediate parent company
Sinopec Safety Engineering Institute	Subsidiary of the immediate parent company
Sinopec Sales Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Shanghai Research Institute of Petrochemical Technology	Subsidiary of the immediate parent company
Sinopec Shanghai Gaoqiao Petrochemical Company Limited	Subsidiary of the immediate parent company
Sinopec Yangzi Petrochemical Company Limited	Subsidiary of the immediate parent company
Sinopec Yizheng Chemical Fibre Company Limited	Subsidiary of the immediate parent company
Sinopec Zhongyuan Petrol-Chemical Industry Co., Ltd.	Subsidiary of the immediate parent company
Sinopec International Company Limited	Subsidiary of the immediate parent company
Sinopec Nanjing Valve Supply Reserve Centers	Subsidiary of the immediate parent company
Sinopec Qingdao Refining&Chemical Company Limited	Subsidiary of the immediate parent company
Storage And Transportation Installation Company of Ningbo Engineering Company Limited	Subsidiary of the immediate parent company
Unipec (Ningbo) International Logistics Company Limited	Subsidiary of the immediate parent company
Unipec (Qingdao) International Logistics Company Limited	Subsidiary of the immediate parent company
Unipec America, Inc	Subsidiary of the immediate parent company
Unipec Singapore	Subsidiary of the immediate parent company
Zhoushan Shihua Crude Oil Terminal Company Limited	Subsidiary of the immediate parent company
BASF-YPC Company Limited	Joint venture of the immediate parent company
Zhejiang Baling Hengyi Caprolactam Limited Company	Joint venture of the immediate parent company
Shanghai Changshi Shipping Co., Ltd.	Subsidiary of the ultimate parent company
Beijing Petrochemical Engineering Consulting Company Limited	Subsidiary of the ultimate parent company
Beijing Shihua Hotel	Subsidiary of the ultimate parent company
Beijing Victory Hotel Company Limited	Subsidiary of the ultimate parent company
China Petrochemical Press Company Limited	Subsidiary of the ultimate parent company
Jiangsu Jinling Opta Polymer Company Limited	Subsidiary of the ultimate parent company
National Petrochemical Project Risk Assessment Technology Center	Subsidiary of the ultimate parent company
Petrochemical Engineering Quality Supervision Centre	Subsidiary of the ultimate parent company
Shanghai Petrochemical Machinery Manufacture Limited Company	Subsidiary of the ultimate parent company
Shanghai Petrochemical Seawall Management Office	Subsidiary of the ultimate parent company
Shanghai Sanopec Company Limited	Subsidiary of the ultimate parent company
Sinopec Consulting Company Limited	Subsidiary of the ultimate parent company
Sinopec Economics & Development Research Institute	Subsidiary of the ultimate parent company
Sinopec Energy Saving Technology Service Company Limited	Subsidiary of the ultimate parent company
Sinopec Engineering Incorporation	Subsidiary of the ultimate parent company
Sinopec Finance	Subsidiary of the ultimate parent company
Sinopec Group Shanghai Training Center	Subsidiary of the ultimate parent company
Sinopec International Travel Service Company Limited	Subsidiary of the ultimate parent company
Sinopec Luoyang Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec Management Institute	Subsidiary of the ultimate parent company
Sinopec Nanjing Chemical Industries Company Limited	Subsidiary of the ultimate parent company
Sinopec Nanjing Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec News	Subsidiary of the ultimate parent company
Sinopec Ningbo Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec Petroleum Commercial Reserve Company Limited	Subsidiary of the ultimate parent company
Sinopec Shanghai Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec Shared Services Company Limited	Subsidiary of the ultimate parent company
Sinopec Tendering Company Limited	Subsidiary of the ultimate parent company
Sinopec Zhongyuan Oilfield	Subsidiary of the ultimate parent company
Sinopec (Shenzhen) E-Commerce Company Limited	Subsidiary of the ultimate parent company
The Fifth Construction Company of Sinopec	Subsidiary of the ultimate parent company
The Fourth Construction Company of Sinopec	Subsidiary of the ultimate parent company
The Tenth Construction Company of Sinopec	Subsidiary of the ultimate parent company
Yihua Tory Polyester Film Company Limited	Subsidiary of the ultimate parent company
Shaoxing Huabin Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
Petrochemical Management Cadre College	Subsidiary of the ultimate parent company
Zhongan United Coal Chemical Co., Ltd.	Subsidiary of the ultimate parent company
China Economicbooks Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Shengli Petroleum Administration Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Beijing Yanshan Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Group Jiangsu Petroleum Exploration Bureau Co., Ltd. Yangzhou Science and Industry Lianchuang Branch	Subsidiary of the ultimate parent company
Sinopec Group Baichuan Economic and Trade Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Group Economic and Technology Research Institute Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Group Asset Management Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Nanjing Research Institute of Chemical Industry Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical Corp. Engineering Ration Management Station	Subsidiary of the ultimate parent company
Sinopec Guangzhou Engineering Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Petroleum Engineering Geophysics Ltd.	Subsidiary of the ultimate parent company
Beijing Yanshan Petrochemical Special Equipment Inspection Co., Ltd.	Subsidiary of the ultimate parent company

Transactions between the Group and Sinopec Corp., its subsidiaries and joint ventures

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Sales of petroleum products	49,209,765	50,354,162	39,879,549
Sales other than petroleum products	7,112,332	8,642,514	6,790,568
Purchases of crude oil	44,175,644	43,886,966	27,934,926
Purchases other than crude oil	8,996,814	9,579,239	9,937,862
Sales commissions	139,837	125,619	104,598
Rental income	29,551	31,972	32,829

Other transactions between the Group and Sinopec Group and its subsidiaries, associates and joint ventures of the Group

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Sales of goods and service fee income
- Sinopec Group and its subsidiaries	11,486	7,724	14,870
- Associates and joint ventures of the Group	4,130,295	2,843,909	2,019,997

	4,141,781	2,851,633	2,034,867

Purchase
- Sinopec Group and its subsidiaries	2,253,446	1,918,873	832,617
- Associates and joint ventures of the Group	3,982,729	4,579,969	3,648,667

	6,236,175	6,498,842	4,481,284

Insurance premiums expenses
- Sinopec Group and its subsidiaries	121,329	108,223	107,495

Lease expenses
- Sinopec Group and its subsidiaries	59,160	—	—

Depreciation of right-of-use assets
- Sinopec Group and its subsidiaries	—	80,552	9,388
- Joint ventures of the Group	—	88	155

	—	80,640	9,543

Interest expense of lease liabilities
- Sinopec Group and its subsidiaries	—	2,285	205
- Joint ventures of the Group	—	19	8

	—	2,304	213

Loans borrowed
- Sinopec Finance	50,000	—	—

Interest income
- Sinopec Finance	610	1,295	2,088

Loans repayment
- Sinopec Finance	50,000	—	—

Interest expense
- Sinopec Finance	1,326	—	—

Construction and installation cost
- Sinopec Group and its subsidiaries	109,146	143,560	233,591

Rental income
- Associates and joint ventures of the Group	—	11,370	15,577
- Sinopec Group and its subsidiaries	—	461	464

	—	11,831	16,041

The relevant amounts due from/to related parties

	As at 31 December
	2019 RMB’000	2020 RMB’000
Amounts due from related parties
- Sinopec Corp., its subsidiaries and joint ventures	1,505,836	1,054,127
- Associates and joint ventures of the Group	60,157	38,189

	1,565,993	1,092,316

Amounts due to related parties
- Sinopec Corp., its subsidiaries and joint ventures	4,756,382	2,505,532
- Associates and joint ventures of the Group	749,459	889,035
- Sinopec Group and its subsidiaries	202,553	262,274

	5,708,394	3,656,841

Lease liabilities
- Sinopec Group and its subsidiaries	15,571	8,453
- Joint ventures of the Group	698	574

	16,269	9,027

Cash deposits, maturing within 3 months
- Sinopec Finance	67,015	5,667

Key personnel compensations

	Year ended 31 December
	2018 RMB’000	2019 RMB’000	2020 RMB’000
Short-term employee benefits	7,561	9,120	9,859
Post-employment benefits	159	225	441

	7,720	9,345	10,300

Contributions to defined contribution retirement plans

	Year ended 31 December
	2018 RMB’000	2019 RMB’000	2020 RMB’000
Municipal retirement scheme costs	262,728	258,328	199,196
Supplementary retirement scheme costs	75,312	125,370	142,877

Commitments with related parties

	As at 31 December
	2019 RMB’000	2020 RMB’000
Sinopec Group and its subsidiaries	156,309	145,959

Investment commitments with related parties

	As at 31 December
	2019 RMB’000	2020 RMB’000
Capital contribution to Shanghai Secco (i)	111,263	111,263
Capital contribution to Shidian Energy (ii)	80,000	80,000

	191,263	191,263

(i) Pursuant to the resolution of the 18th meeting of the 7th term of Board of Directors on 5 December 2013, the Group was approved to make capital contribution of USD 30,017 thousands (RMB 182,804 thousands equivalent) to Shanghai Secco, an associate of the Group. As at 31 December 2020, the Company has contributed RMB 71,541 thousands to Shanghai Secco. According to the approval by Shanghai Municipal Commission of Commerce as issued on 19 October 2015, the rest of the capital contribution to Shanghai Secco should be within 50 years starting from its registration date.

(ii) Pursuant to the articles of association of Shidian Energy in August 2019, Toufa agreed to make capital contribution of RMB 400,000 thousands to acquire 40% share of Shidian Energy. As at 31 December 2020, Toufa has contributed RMB 320,000 thousands to Shidian Energy, and the rest of the capital contribution to Shidian Energy should be paid before January 2022 in accordance with the agreement.